COMPREHENSIVE INCOME AND SHAREHOLDERS’ (DEFICIT) EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) Activity
The following table details the accumulated other comprehensive income (loss) activity for 2013, 2012, and 2011:

($ in millions)	Foreign Currency Translation Adjustments	Other Derivative Instrument Adjustments (1)	Unrealized Gains (Losses) on Available-For-Sale Securities (2)	Accumulated Other Comprehensive Loss
Balance at year-end 2010	$(4)	$2	$—	$(2)
Other comprehensive loss before reclassifications	(31)	(20)	(3)	(54)
Amounts reclassified from accumulated other comprehensive loss	(2)	—	10	8
Net other comprehensive (loss) income	(33)	(20)	7	(46)
Balance at year-end 2011	$(37)	$(18)	$7	$(48)
Other comprehensive income (loss) before reclassifications	4	(2)	—	2
Amounts reclassified from accumulated other comprehensive loss	1	1	—	2
Net other comprehensive income (loss)	5	(1)	—	4
Balance at year-end 2012	$(32)	$(19)	$7	$(44)
Other comprehensive income before reclassifications	1	—	5	6
Amounts reclassified from accumulated other comprehensive loss	—	—	(6)	(6)
Net other comprehensive loss	1	—	(1)	—
Balance at year-end 2013	$(31)	$(19)	$6	$(44)

(1)
We present the portions of other comprehensive income (loss) before reclassifications that relate to other derivative instrument adjustments net of deferred taxes of $1 million for 2012 and deferred tax benefits of $14 million for 2011.

(2)
We present the portions of other comprehensive income (loss) before reclassifications that relate to unrealized gains (losses) on available-for-sale securities net of deferred taxes of $2 million for 2013 and $4 million for 2012.

Reclassification out of Accumulated Other Comprehensive Income
The following table details the effect on net income of significant amounts reclassified out of accumulated other comprehensive loss for 2013:

($ in millions)	Amounts Reclassified from Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss Components	2013	Income Statement Line(s) Item Affected
Other derivative instrument adjustments
Gains (losses) on cash flow hedges
Foreign exchange contracts	$3	Base management and franchise fees
Interest rate contracts	(5)	Interest expense
	(2)	Income before income taxes
	2	Provision for income taxes
Other, net	$—	Net income
Unrealized gains on available-for-sale securities
Sale of an available-for-sale security	$10	Gains and other income
	10	Income before income taxes
	(4)	Provision for income taxes
	$6	Net income